Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2018	2017

Prepaid expenses	$184	$176
Government authorities	243	92
Advance payments to vendors	70	13
Deposits	9	30
Other accounts receivable	-	19
	$506	$330